General Information, Organization and Basis of Preparation - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Total current assets	¥ 26,791	¥ 31,687
Total non-current assets	40,463	36,586
Total assets	67,254	68,273
Total current liabilities	(10,450)	(9,602)
Total non-current liabilities	(5,749)	(5,940)
Total liabilities	(16,199)	(15,542)
Total revenues	31,244	29,153	¥ 25,434
Profit for the year	3,215	4,176	3,977
Net cash (outflow)/inflow from operating activities	5,239	4,885	6,200
Net cash outflow from investing activities	(5,999)	(14,206)	(8,102)
Net cash (outflow)/inflow from financing activities	(3,710)	5,292	(31)
Cash and cash equivalents at beginning of the year	11,128	15,426	17,356
Cash and cash equivalents at end of the year	6,591	11,128	15,426
VIEs And Subsidiaries Of VIEs [Member]
Statements [Line Items]
Total current assets	9,395	10,700
Total non-current assets	8,722	7,394
Total assets	18,117	18,094
Total current liabilities	(6,670)	(6,986)
Total non-current liabilities	(416)	(393)
Total liabilities	(7,086)	(7,379)
Total revenues	30,949	29,094	25,379
Profit for the year	(209)	1,625	1,323
Net cash (outflow)/inflow from operating activities	(671)	454	(182)
Net cash outflow from investing activities	(3,554)	(1,099)	(185)
Net cash (outflow)/inflow from financing activities	3,462	715	(34)
Net (decrease)/increase in cash and cash equivalents	(763)	70	(401)
Cash and cash equivalents at beginning of the year	1,397	1,327	1,728
Cash and cash equivalents at end of the year	¥ 634	¥ 1,397	¥ 1,327